FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Exchange rate risk management (Details) R$ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2021 USD ($)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)
Cerrado Project Investments
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Value at risk time horizon	36 months
Maximum investment | $	$ 1,000,000
Currency Risk | Selling transactions in the futures markets
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Value at risk time horizon		18 months
Currency Risk | USD
Net exposure of assets and liabilities in foreign currency
Financial assets		R$ 21,878,548	R$ 8,930,200
Financial liabilities		(74,213,667)	(65,945,089)
Net liability exposure		(52,335,119)	(57,014,889)
Currency Risk | USD | Trade accounts payable
Net exposure of assets and liabilities in foreign currency
Financial liabilities		(605,557)	(492,617)
Currency Risk | USD | Loans and financing
Net exposure of assets and liabilities in foreign currency
Financial liabilities		(65,972,300)	(58,145,087)
Currency Risk | USD | Liabilities for asset acquisition and associates
Net exposure of assets and liabilities in foreign currency
Financial liabilities		(273,179)	(313,022)
Currency Risk | USD | Derivative financial instruments
Net exposure of assets and liabilities in foreign currency
Financial liabilities		(7,362,631)	(6,994,363)
Currency Risk | USD | Cash and cash equivalents
Net exposure of assets and liabilities in foreign currency
Financial assets		13,411,978	6,370,201
Currency Risk | USD | Marketable securities
Net exposure of assets and liabilities in foreign currency
Financial assets		2,394,667
Currency Risk | USD | Trade accounts receivable
Net exposure of assets and liabilities in foreign currency
Financial assets		5,043,453	1,938,614
Currency Risk | USD | Derivative financial instruments
Net exposure of assets and liabilities in foreign currency
Financial assets		R$ 1,028,450	R$ 621,385